SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 4) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses	$ (9,139,000)	$ (5,481,000)	$ 664,000	$ (11,416,000)	$ (2,691,000)	$ 177,000	$ (10,050,000)	$ (4,472,000)		$ (25,372,000)	$ (17,036,000)	$ (23,243,000)
Depreciation										3,145,000	3,177,000	3,037,000
Other items, net										7,732,000	(9,144,000)	(521,000)
Change in:
Stock option excess tax benefit										(1,471,000)	(4,210,000)	(2,732,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(8,853,000)	(6,497,000)	(7,101,000)
Dividends received	6,600,000								7,900,000	6,600,000		7,920,000
Net cash provided by (used in) operating activities										36,240,000	117,991,000	100,235,000
Purchase of:
Fixed income, available-for-sale										(632,955,000)	(450,813,000)	(549,843,000)
Short-term investments, net										(6,597,000)
Property and equipment										(18,521,000)	(5,382,000)	(2,841,000)
Sale of:
Fixed income, available-for-sale										181,338,000	383,664,000	323,887,000
Short-term investments, net											15,922,000	64,673,000
Property and equipment										3,913,000	1,424,000	544,000
Call or maturity of:
Fixed income, available-for-sale										248,134,000	261,654,000	382,456,000
Net cash provided by investing activities										52,352,000	87,641,000	92,606,000
Cash flows from financing activities:
Stock option excess tax benefit										1,471,000	4,210,000	2,732,000
Proceeds from stock option exercises										6,104,000	8,821,000	5,087,000
Treasury shares purchased											(6,624,000)	(23,858,000)
Net cash used in financing activities										(125,462,000)	(124,448,000)	(192,841,000)
Net (decrease) increase in cash										(36,870,000)	81,184,000
Cash at beginning of year				81,184,000						81,184,000
Cash at end of year	44,314,000				81,184,000					44,314,000	81,184,000
PARENT COMPANY
Cash flows from operating activities:
Earnings (loss) before equity in net earnings of subsidiaries										1,010,000	(1,149,000)	2,469,000
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses										2,834,000	(42,000)	13,000
Depreciation										30,000	235,000	271,000
Other items, net										852,000	(104,000)	255,000
Change in:
Affiliate balances receivable/payable										(10,383,000)	3,026,000	(1,109,000)
Federal income taxes										3,964,000	3,330,000	1,730,000
Stock option excess tax benefit										(1,471,000)	(4,210,000)	(2,732,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(8,853,000)	(6,497,000)	(7,101,000)
Dividends received										6,600,000		7,920,000
Net cash provided by (used in) operating activities										(5,417,000)	(5,411,000)	1,716,000
Purchase of:
Fixed income, available-for-sale										(20,147,000)	(29,621,000)	(42,908,000)
Short-term investments, net											(10,198,000)
Property and equipment										(2,656,000)	(11,000)	(6,000)
Sale of:
Fixed income, available-for-sale										7,938,000	8,125,000
Short-term investments, net										10,786,000		15,072,000
Property and equipment										3,108,000
Call or maturity of:
Fixed income, available-for-sale										20,185,000	24,400,000	27,930,000
Cash dividends received-subsidiaries										138,000,000	150,000,000	208,000,000
Net cash provided by investing activities										157,214,000	142,695,000	208,088,000
Cash flows from financing activities:
Stock option excess tax benefit										1,471,000	4,210,000	2,732,000
Proceeds from stock option exercises										6,104,000	8,821,000	5,087,000
Treasury shares purchased											(6,624,000)	(23,858,000)
Cash dividends paid										(145,695,000)	(143,371,000)	(193,848,000)
Net cash used in financing activities										(138,120,000)	(136,964,000)	(209,887,000)
Net (decrease) increase in cash										13,677,000	320,000	(83,000)
Cash at beginning of year				346,000				26,000		346,000	26,000	109,000
Cash at end of year	14,023,000				346,000				26,000	14,023,000	346,000	26,000
Interest paid on outstanding debt										$ 6,000,000	$ 6,000,000	$ 6,000,000